DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
Schedule of financial results of XinRun and its subsidiaries

December 31, 2021
RMB’000
Carrying amounts of assets under disposal

Cash and cash equivalents	181
Restricted cash	1,214
Accounts receivable	15,166
Prepaid expenses and other current assets	13,367
Assets held for sale	342,570
Current assets of discontinued operations	372,498
Property and equipment, net	321,280
Land Use Right, net	22,688
Cloud infrastructure construction in progress	157,083
Long term deposits and other non-current assets	17,765
Non-current assets of discontinued operations	518,816
Total assets of discontinued operations	891,314

Carrying amounts of liabilities under disposal

Accounts payable	55,891
Accrued employee benefits	1,729
Accrued expenses and other current liabilities	60,918
Other payables	902,023
Income tax payable	29,034
Liabilities for uncertain tax positions	34,732
Amounts due to related parties	32,089
Current portion of long term loan	168,739
Liabilities held for sale	8,944
Current liabilities of discontinued operations	1,294,099

Other non-current liabilities	31,139
Non-current liabilities of discontinued operations	31,139
Total liabilities of discontinued operations	1,325,238

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB’000	RMB’000	RMB’000	USD’000
Revenues	55,505	55,507	37,781	5,478
Cost of revenues	(31,235)	(39,922)	(12,747)	(1,848)

Gross profit	24,270	15,585	25,034	3,630

Other operating loss/(income)	(24,509)	1,258	4	1
Sales and marketing expenses	—	—	(173)	(25)
General and administrative expenses	(10,845)	(12,124)	(4,011)	(582)
Provision for doubtful accounts receivable and other receivable	—	(67,282)	(50,133)	(7,269)
Research and development expenses	(89)	—	—	—
Impairment of long-lived assets	(4,093)	—	—	—

Loss from operations	(15,266)	(62,563)	(29,279)	(4,245)

Gain from disposal of subsidiaries	—	—	512,977	74,375
Interest expense, net	(42,484)	(45,463)	(15,125)	(2,192)
Financial expenses - fee	(131)	(1)
Other income/(expenses), net	(3,383)	129,205	(156)	(23)
Foreign exchange (loss)/gain	(271)	(100)	311	45

(Loss)/income before provision for income taxes	(61,535)	21,078	468,728	67,960

Income tax benefits	—	—	—	—

Net (loss)/income	(61,535)	21,078	468,728	67,960